Vanguard S&P 500 Value Index Fund

Vanguard S&P 500 Growth Index Fund

Supplement to the Prospectus and Summary Prospectus Dated December 23, 2016

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Portfolio since 2016.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Portfolio since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992, has managed investment portfolios since 1997, and has co-managed the Fund since 2016. Education: B.S.B.A., Shippensburg University.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010; has worked in investment management since 2012; has managed investment portfolios since 2016; and has co-managed the Fund since 2017. Education: B.S., The American University; M.B.A., The Georgia Institute of Technology.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1840 112017

Vanguard S&P Mid-Cap 400 Index Funds

Supplement to the Prospectus and Summary Prospectus Dated December 23, 2016

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Fund are:

William Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006 and has co-managed the S&P Mid-Cap 400 Index, S&P Mid-Cap 400 Value Index, and S&P Mid-Cap 400 Growth Index Funds since 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Awais Khan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2010; has worked in investment management since 2012; and has co-managed the S&P Mid-Cap 400 Index, S&P Mid-Cap 400 Value Index, and S&P Mid-Cap 400 Growth Index Funds since 2017. Education: B.S./B.S.B.A., University of North Carolina.

CFA® is a registered trademark owned by CFA Institute.

© 2017 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PSI 1842 112017

Vanguard S&P ETFs

Supplement to the Prospectus and Summary Prosectus Dated December 23, 2016

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor” for S&P 500 Value ETF and S&P 500 Growth ETF:

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Fund since 2015.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since 2017.

The following replaces similar text under the heading “Investment Advisor” for S&P Mid-Cap 400 ETF, S&P Mid-Cap 400 Value ETF, and S&P Mid-Cap 400 Growth ETF:

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2015.

Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2017.

(over, please)

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Funds are:

Donald M. Butler, CFA, Principal of Vanguard. He has been with Vanguard since 1992; has managed investment portfolios since 1997; and has co-managed the S&P 500 Value Index, S&P 500 Growth Index, S&P Small-Cap 600 Index, S&P Small-Cap 600 Value Index, and S&P Small-Cap 600 Growth Index Funds since 2015. Education: B.S.B.A., Shippensburg University.

William Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006; has managed the S&P Small-Cap 600 Index, S&P Small-Cap 600 Value Index, and S&P Small-Cap 600 Growth Index Funds since 2013 (co-managed since 2015); and has co-managed the S&P Mid-Cap 400 Index, S&P Mid-Cap 400 Value Index, and S&P Mid-Cap 400 Growth Index Funds since 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Awais Khan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2010; has worked in investment management since 2012; and has co-managed the S&P Mid-Cap 400 Index, S&P Mid-Cap 400 Value Index, and S&P Mid-Cap 400 Growth Index Funds since 2017. Education: B.S./B.S.B.A., University of North Carolina.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2010, has worked in investment management since 2012, has managed investment portfolios since 2016, and has co-managed the S&P 500 Value Index and S&P 500 Growth Index Funds since 2017. Education: B.S., The American University; M.B.A., The Georgia Institute of Technology.

CFA® is a registered trademark owned by CFA Institute

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 3340 112017

Vanguard Admiral Funds®

Supplement to the Statement of Additional Information Dated December 23, 2016

Changes to Vanguard S&P 500 Growth Index, Vanguard S&P 500 Value Index, Vanguard S&P Mid-Cap 400 Growth Index, Vanguard S&P Mid-Cap 400 Index, and Vanguard S&P Mid-Cap 400 Value Index Funds

Michelle Louie replaces Scott E. Geiger as co-manager of Vanguard S&P 500 Growth Index and Vanguard S&P 500 Value Index Funds and Awais Khan replaces Mr. Geiger as co-manager of Vanguard S&P Mid-Cap 400 Growth Index, Vanguard S&P Mid-Cap 400 Index, and Vanguard S&P Mid-Cap 400 Value Index Funds. All references to Scott E. Geiger are removed. The Funds’ investment objectives, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following is added to the second and third paragraphs respectively under the heading “1. Other Accounts Managed” on page B-39:

Awais Khan co-manages Vanguard S&P Mid-Cap 400 Index, Vanguard S&P Mid-Cap 400 Growth Index, and Vanguard S&P Mid-Cap 400 Value Index Funds; as of October 31, 2017, the Funds held assets of $3.8 billion.

Michelle Louie co-manages Vanguard S&P 500 Growth Index Fund and Vanguard S&P 500 Value Index Fund; as of October 31, 2017, the Funds held assets of $2.6 billion. As of October 31, 2017, Ms. Louie also co-managed 3 other registered investment companies with total assets of $407 billion (none of which had advisory fees based on account performance).

In the Investment Advisory Services section, the following replaces the second paragraph under the heading “4. Ownership of Securities” on page B-41:

As of October 31, 2017, the named portfolio managers did not own any shares of the Funds they managed.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 3340A 112017